Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Preferred Stock	Common Stock	Additional Paid-In Capital	Deferred Compensation	Retained Earnings (Deficit)	Subscriptions Receivable	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Beginning Balance, Amount at Dec. 31, 2012		$ 3	$ 21,630		$ (12,725)	$ (500)	$ 455		$ 8,863
Beginning Balance, Shares at Dec. 31, 2012		30,846
Sale of subsidiary shares to non-controlling interest								500	500
Net income					(594)			(104)	(698)
Foreign currency translation							682		682
Receipt of subscription receivable by offset against shareholder loan						500			500
Common stock issued for cash, Shares		807
Common stock issued for cash, Amount			6,000						6,000
Common stock issued for services received, Shares		101
Common stock issued for services received, Amount			643						643
Common stock repurchased, shares		(1)
Common stock repurchased, amount			(4)						(4)
Common stock issued on exercise of warrants, shares		1,168
Ending Balance, Amount at Dec. 31, 2013		3	28,269		(13,319)		1,137	396	16,486
Ending Balance, Shares at Dec. 31, 2013		32,921
Net income					(1,864)			(105)	(1,969)
Foreign currency translation							(1,074)		(1,074)
Preferred dividends					(44)				(44)
Common stock issued for services received, Shares		15
Common stock issued for services received, Amount			65						65
Common Stock issued for services to be received in the future, Shares		75
Common Stock issued for services to be received in the future, Amount			323	(323)					0
Options issued for services			516						516
Preferred stock issued for cash, Shares	171
Preferred stock issued for cash, Amount	1		981						982
Common stock issued for services received, Shares		25
Common stock issued for services received, Amount		108							108
Costs of financing		(108)							(108)
Common stock issued in settlement of debt		246	822						822
Fair value of warrants issued for services received			187						187
Issuance of warrants in connection with convertible debenture			599						599
Beneficial conversion feature in connection with convertible debenture			303						303
Warrants issued as part of debt issue costs			98						98
Ending Balance, Amount at Dec. 31, 2014	$ 1	$ 3	$ 32,163	$ (214)	$ (15,227)		$ 63	$ 291	$ 17,080
Ending Balance, Shares at Dec. 31, 2014	171	33,282